BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ / shares in Units, ¥ in Thousands		1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Feb. 13, 2018 USD ($) $ / shares shares	Jul. 31, 2022 USD ($)	Jul. 31, 2022 CNY (¥)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥) shares	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) Integer $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Integer $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2022 USD ($)
Product Information [Line Items]
FDIC insured amount				$ 250,000				$ 250,000		$ 250,000
Allowance for doubt full accounts receivable				75,000				75,000		75,000	$ 75,000
Allowance for long term financing receivables				247,500				247,500		247,500	247,500
Purchase of lease receivable asset								1,309,527		1,309,527	1,309,527
Recognized value				217,584				217,584		217,584	217,584
Obsolete inventory reserve				321,104				$ 321,104		$ 321,104	250,000
Final payment percentage								10.00%		10.00%
Deferred revenue				33,000				$ 33,000		$ 33,000	33,000
Outstanding customer deposits				0				0		24,040	82,730
Equity method investments												$ 0
Operating expenses				$ 566,899			$ 578,808	1,724,727	$ 1,660,014	$ 2,183,167	1,986,684
Decrease in equity investment								$ 550,644
Weighted Average Number of Shares Issued, Basic | shares				37,074,432	37,074,432		23,589,229	37,074,432
Stock Issued During Period, Shares, Conversion of Units | shares				2,100,402	2,100,402					12,071,756
Number of share common stock warrants convertible | shares								586,806		218,868
Research and development expense				$ 0			$ 0	$ 0	0	$ 0	0
Number of Reportable Segments | Integer								4		3
Employee Benefits and Share-Based Compensation								$ 0	$ 0		0
Income tax examination description								On December 22, 2018 H.R. 1, originally known as the Tax Cuts and Jobs Act, (the “Tax Act”) was enacted. Among the significant changes to the U.S. Internal Revenue Code, the Tax Act lowers the U.S. federal corporate income tax rate (“Federal Tax Rate”) from 35% to 21% effective January 1, 2018. The Company will compute its income tax expense for the year ended December 31, 2022 using a Federal Tax Rate of 21% and an estimated state of California rate of 9%.		On December 22, 2018 H.R. 1, originally known as the Tax Cuts and Jobs Act, (the “Tax Act”) was enacted. Among the significant changes to the U.S. Internal Revenue Code, the Tax Act lowers the U.S. federal corporate income tax rate (“Federal Tax Rate”) from 35% to 21% effective January 1, 2018. The Company will compute its income tax expense for the year ended December 31, 2021 using a Federal Tax Rate of 21% and an estimated state of California rate of 9%
Federal corporate income tax rate								21.00%		21.00%
Net operating loss carry-forward				10,108,327				$ 10,108,327		$ 8,523,272
Deferred tax assets, gross				3,032,498				3,032,498		2,556,982	2,640,529
Valuation allowance				$ 3,032,498				$ 3,032,498		$ 2,556,982	$ 2,640,529
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Deferred revenue										$ 33,000	$ 33,000
Weighted average number of common shares outstanding | shares										23,589,229
Weighted Average Number of Shares Outstanding, Basic | shares				25,569,891	25,569,891		22,387,456	24,514,942	22,282,813	22,519,352	19,196,529
Weighted Average Number of Shares Outstanding, Diluted | shares				0	0		0	0	0	34,188,222
Net operating loss carry-forward				$ (10,108,327)				$ (10,108,327)		$ (8,523,272)
Deferred Tax Assets, Valuation Allowance				(3,032,498)				$ (3,032,498)		$ (2,556,982)	$ (2,640,529)
MGW Investment I Limited [Member]
Product Information [Line Items]
Debt maturity date								Oct. 08, 2023		Oct. 08, 2023
MGW Investment I Limited [Member] | Stock Purchase Agreement [Member]
Product Information [Line Items]
Proceeds from Issuance of Common Stock	$ 907,388
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares	7,561,567
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Corporation and Confections Ventures Limited [Member] | Convertible Note Purchase Agreement [Member]
Product Information [Line Items]
Debt principal amount	$ 939,500
Debt interest rate	10.00%
Debt conversion price per share | $ / shares	$ 0.12
Debt maturity date	Dec. 31, 2015
Corporation and Confections Ventures Limited [Member] | Convertible Note [Member]
Product Information [Line Items]
Debt conversion price per share | $ / shares	$ 0.003
Nevada Corporation [Member] | Stock Purchase Agreement [Member]
Product Information [Line Items]
Proceeds from Issuance of Common Stock	$ 907,388
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares	7,561,567
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Domestic Tax Authority [Member]
Product Information [Line Items]
Federal corporate income tax rate								30.00%
CALIFORNIA
Product Information [Line Items]
Federal corporate income tax rate								9.00%
Sichuan Hongzuo Shuya Energy Limited [Member]
Product Information [Line Items]
Percentage of equity ownership		20.00%	20.00%									49.00%
Operating expenses				27,836
Loss from investment				13,640
Decrease in equity investment								$ 536,994
JHJ [Member]
Product Information [Line Items]
Proceeds from capital contribution				$ 550,000	¥ 3,910
Percentage of equity ownership												100.00%
Sichuan Shunengwei Energy Technology Limited [Member]
Product Information [Line Items]
Percentage of equity ownership												29.00%
Other Three Shareholders [Member]
Product Information [Line Items]
Proceeds from capital contribution		$ 2,810,000	¥ 20,000
Measurement Input, Price Volatility [Member]
Product Information [Line Items]
Derivative liability measurement input				84				84		0.56
Measurement Input, Risk Free Interest Rate [Member]
Product Information [Line Items]
Derivative liability measurement input				0.15				0.15		0.0015
120 Months [Member]
Product Information [Line Items]
Lease due amount						$ 20,000				$ 20,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Four Customers [Member]
Product Information [Line Items]
Accounts receivable, rate								98.00%